Loans - Narrative (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
At fixed interest rates
Disclosure of detailed information about financial instruments [line items]
Percentage of loan portfolio at fixed interest rate maturing in not more than one hundred and eight days	71.00%	79.00%
Annual interest rate | Minimun of the year
Disclosure of detailed information about financial instruments [line items]
Interest rate fluctuations of loans at amortized cost, financial assets	1.95%	1.27%
Annual interest rate | Maximum of the year
Disclosure of detailed information about financial instruments [line items]
Interest rate fluctuations of loans at amortized cost, financial assets	16.01%	15.32%